LEASE COMMITMENTS	3 Months Ended
Mar. 31, 2012
Leases [Abstract]
LEASE COMMITMENTS
(17)      LEASE COMMITMENTS

Company leases: (in thousands)

For its administrative operations, the Company leases certain premises under long-term, non-cancelable leases and year-to-year leases.  These leases are accounted for as operating leases.  Rent expense for such leases amounted to $29 and $11 for the three months ended March 31, 2012 and 2011, respectively.

Store leases: (in thousands)

As of March 31, 2012, the Company operated 20 store locations, including the 13 acquired on June 30, 2011 and seven opened thereafter.  Of the leases for these stores, eight require fixed rent payments.  The remaining 12 have rental payments based on store revenue with no minimum rental payment, and are thus not listed below.  Instead, rent expense for such leases is recorded as sales are made.  Rent expense for these fixed-rent leases amounted to $109 and $0 for the three months ended March 31, 2012 and 2011, respectively. Rent expense of $152 and $0 for the three months ended March 31, 2012 and 2011, respectively, were based on store revenues.

Future minimum payments under long-term, non-cancelable leases as of March 31, 2012, are as follows (in thousands):

	Future minimum payments - Corporate	Future minimum payments- Stores	Total Future minimum payments
Nine Months Ending December 31,
2012	$132	$268	$400
Year ending December 31,
2013	$21	$280	$301
2014	-	112	112
2015	-	-	-

	$153	$660	$813